Additional Notes - Summary of Contractual Cash Flows of Financial Liabilities (Details) - EUR (€)	Dec. 31, 2023	Dec. 31, 2022
Cash Flows Financial Liabilities [Line Items]
Accounts Payable	€ 28,388,000	€ 38,579,000
Financial Liabilities from Future Payments to Royalty Pharma	119,811,363	102,171,167
Less than 1 Year
Cash Flows Financial Liabilities [Line Items]
Accounts Payable	28,388,000	38,579,000
Bonds	1,638,000	2,031,000
Financial Liabilities from Collaborations	5,665,000	2,588,000
Financial Liabilities from Future Payments to Royalty Pharma	123,453,000	105,525,000
Between One and Five Years
Cash Flows Financial Liabilities [Line Items]
Accounts Payable	0	0
Bonds	263,738,000	329,063,000
Financial Liabilities from Collaborations	55,936,000	67,784,000
Financial Liabilities from Future Payments to Royalty Pharma	1,126,359,000	780,755,000
More than 5 Years
Cash Flows Financial Liabilities [Line Items]
Accounts Payable	0	0
Bonds	0	0
Financial Liabilities from Collaborations	88,087,000	225,172,000
Financial Liabilities from Future Payments to Royalty Pharma	710,567,000	1,250,387,000
Maturity, total
Cash Flows Financial Liabilities [Line Items]
Accounts Payable	28,388,000	38,579,000
Bonds	265,376,000	331,094,000
Financial Liabilities from Collaborations	149,688,000	295,544,000
Financial Liabilities from Future Payments to Royalty Pharma	€ 1,960,379,000	€ 2,136,667,000